Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Jun. 30, 2026
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Risk Management and Strategy
We understand that cybersecurity is not merely a technical issue but a fundamental business imperative to protect our digital assets, maintain stakeholder confidence, and support regulatory compliance. We have adopted a proactive approach which involves identifying, evaluating, monitoring and mitigating risks associated with cybersecurity threats to our organization’s information assets and critical systems. Our cybersecurity risk management processes are integrated into our overall enterprise risk management framework: cybersecurity risks are recorded in our risk registers and assessed using the same methodology as our other material business risks. The Board oversees these risks directly and, where appropriate, through the Audit and Risk Committee. Our approach, which is informed by recognized industry standards, includes:
Risk Assessment

•	Identifying and classifying the digital assets within the organization according to their importance to our operations and their potential effect on the Company’s overall risk;

•	Identifying where, when and how the risks could occur and impact our digital assets and information;

•	Documenting the risks identified in the Company’s risk register; and

•	Analyzing and evaluating the potential threats and consequences of different types of security incidents.

Risk Mitigation

•	Taking preventive steps by implementing security measures designed to reduce vulnerabilities, such as encryption, anti-virus software, multi-factor authentication and access controls;

•	Establishing policies and procedures to govern the use of digital assets; and

•	Monitoring our systems on an ongoing basis, with the aim of identifying emerging threats in a timely manner.
Creating a Cybersecurity Culture within the Organization

•	Promoting cybersecurity awareness among all employees through training programs;

•	Encouraging accountability by clearly communicating security policies and procedures; and

•	Implementing mechanisms for reporting and responding to security threats.
Engagement of Third-Party Service Providers

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From time to time, we engage external cybersecurity experts
, including our external IT service providers, to provide insights and guidance on our cybersecurity risk management. This includes consulting with these experts and participating in industry forums; and

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We use third-party service providers to perform a variety of functions throughout our business, such as contract research organizations (“CROs”) and contract manufacturing organizations (“CMOs”). We have vendor management processes to manage cybersecurity risks associated with our use of certain providers, depending on the nature of the services provided, the sensitivity of the information and data, and the identity of the provider. These processes may include information security questionnaires, audits, and imposition of contractual obligations relating to cybersecurity.

Incident Response Plan

•	Maintaining a defined incident response plan and procedures in preparation for security incidents that may impact the Company’s information, digital assets or services; and

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Maintaining an Incident Response Team designed to provide a prompt, effective and orderly response to vulnerabilities and incidents, such as virus infections, attempted or actual unauthorized access to our systems, improper disclosure of confidential information, breaches of personal information and other events with serious security implications.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	During the fiscal year ended June 30, 2026, we did not identify any risks from cybersecurity threats, including as a result of any previous cybersecurity incidents, that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations or financial condition. From time to time, we have been the target of phishing attempts, none of which, individually or in the aggregate, has had a material impact on us. However, we cannot fully eliminate cybersecurity risks or guarantee that undetected incidents have not occurred, and future cybersecurity incidents or threats could have a material impact on our business, operations and reputation.
Cybersecurity Risk Board of Directors Oversight [Text Block]
Cybersecurity Governance
Our Board of Directors and the Executive Leadership team have ultimate responsibility for overseeing the organization’s resilience against cybersecurity threats. Our Board provides oversight and seeks to ensure that adequate resources are in place to protect the organization’s digital infrastructure. The Board carries out its risk oversight and management responsibilities by monitoring risk directly as a full board and, where appropriate, through the Audit and Risk Committee.
Our Chief Operating Officer (“COO”), who also serves as our General Counsel and Company Secretary, has management-level responsibility for cybersecurity risk. The COO brings experience in corporate governance, legal and regulatory compliance and risk management, and relies on the technical expertise of our internal IT administration staff and external IT service providers in assessing and managing cybersecurity risks.
Our internal IT administration staff, comprising an IT Manager and an IT Assistant with professional experience and qualifications in information technology, are responsible for assessing and managing cybersecurity risks on a day-to-day operational level. This includes monitoring unusual activity in the IT systems, managing user access controls, and maintaining measures designed to protect our systems against security threats.
During the fiscal year ended June 30, 2026, we did not identify any risks from cybersecurity threats, including as a result of any previous cybersecurity incidents, that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations or financial condition. From time to time, we have been the target of phishing attempts, none of which, individually or in the aggregate, has had a material impact on us. However, we cannot fully eliminate cybersecurity risks or guarantee that undetected incidents have not occurred, and future cybersecurity incidents or threats could have a material impact on our business, operations and reputation.
Please refer to Item 3.D, “Risk Factors,” in this annual report on Form 20-F, including the risk factor entitled “Our internal computer systems, or those of our CROs or other contractors or consultants, may fail or suffer security breaches, which could result in a material disruption of our product development programs.”

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Board of Directors and the Executive Leadership team have ultimate responsibility for overseeing the organization’s resilience against cybersecurity threats. Our Board provides oversight and seeks to ensure that adequate resources are in place to protect the organization’s digital infrastructure. The Board carries out its risk oversight and management responsibilities by monitoring risk directly as a full board and, where appropriate, through the Audit and Risk Committee.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The COO brings experience in corporate governance, legal and regulatory compliance and risk management, and relies on the technical expertise of our internal IT administration staff and external IT service providers in assessing and managing cybersecurity risks.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our internal IT administration staff, comprising an IT Manager and an IT Assistant with professional experience and qualifications in information technology, are responsible for assessing and managing cybersecurity risks on a day-to-day operational level. This includes monitoring unusual activity in the IT systems, managing user access controls, and maintaining measures designed to protect our systems against security threats.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our Chief Operating Officer (“COO”), who also serves as our General Counsel and Company Secretary, has management-level responsibility for cybersecurity risk. The COO brings experience in corporate governance, legal and regulatory compliance and risk management, and relies on the technical expertise of our internal IT administration staff and external IT service providers in assessing and managing cybersecurity risks.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true